Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Activities Subject To Rate Regulation [Abstract]
Sector Regulation and Electricity System Operations

4. SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS

i.Regulatory Framework:

a) Argentina

Structure and regulatory entities of the Argentine Electricity Market

The Argentine electric regulatory framework is set up by Law No. 24,065, which defines vertical segmentation for electricity generation, transmission, and distribution activities.

Law No. 24,065 established the bases for the creation of the Electricity Regulatory Body (“ENRE”), management of the Wholesale Electricity Market (“MEM”), the setting of spot prices and regulated tariffs.

In the Argentine Wholesale Electricity Market (MEM), there are four categories of local agents: generation companies, transmission companies, distribution companies and large customers, and two external agents: generation trading companies and demand trading companies, which are authorized to buy and sell electricity and related products. The Argentine autonomous entity in charge of operating the “MEM” is “Compañía Administradora del Mercado Mayorista Eléctrico S.A.” (CAMMESA), which also manages the fuel used by generating plants.

Despite Law No. 24,065 and its subsequent regulations, the continuous economic crises that Argentina has been experiencing has led the government to intervene in the electricity market.

Electric Power Generation

The electricity generation segment consists of companies that own electricity generation plants. These companies sell electricity to the market, at a price set by the regulatory body, which also carries out pricing updates and readjustments. The latest readjustment to generators’ tariffs reached 29% and was established by Resolution No. 440, published on May 21, 2021. This readjustment has been applied retroactively on the tariffs identified in Resolution SE No. 31/2020, from February 2021 onwards.

On November 2, 2021, Resolution SE No. 1,037/21 was passed, which gives a compensation benefit in addition to that established in Resolution No. 440 for thermal and hydraulic power generators that export energy to interconnected neighboring countries, and which will cover transactions between September 1, 2021, and February 28, 2022.

The revenue collected by CAMMESA will be assigned to a stabilization fund for the MEM to ultimately fund energy infrastructure works, which will be assigned at the time as established by the Ministry of Energy.

Renewable Energy

In Argentina, on October 21, 2015, Law No. 27,191 for Renewable Energy was issued. The new regulation postpones reaching an 8% share in the national demand of energy with renewable sources for generation to December 31, 2017 and establishes a second stage goal of reaching a 20% share in 2025 by establishing milestones of 12% at the end of 2019, 16% at the end of 2021 and 18% at the end of 2023.

Electric Power Transmission

The electricity transmission sector is a public service that operates under monopolistic conditions and is made up of several companies to which the Argentine government grants concessions. A concessionaire operates and maintains the highest voltage facilities, and eight concessionaires operate and maintain the medium and low voltage facilities, to which generating companies, distribution companies and large customers are connected. Transmission companies are authorized to charge different tariffs for their services.

Electric Power Distribution

Electricity distribution is a public service that operates under monopolistic conditions and is made up of companies that the Argentine government has granted concessions to. Distribution companies have the obligation to supply electricity to individual customers within a specific concession area, whether or not these customers have a contract with the distribution company or directly with a generating company. Distribution companies have regulated tariffs and are subject to quality standards. Distribution companies can purchase electricity on the Argentine “MEM” spot market, at the so-called “seasonal price” defined by the Argentine SEE as “the maximum cost of electricity purchased by distributors that can be passed on to regulated customers”.

On August 17, 2021, by Resolution No. 267, the ENRE ordered the creation of a "Database for monitoring outages" within the context of compliance with the service that electricity distribution companies must provide. The aim was to evaluate the technical and operational response of distribution companies to users’ complaints of a lack of supply. This resolution seeks to oversee how distribution companies assist and follow up on their customers’ complaints, in order to restore their access to power as quickly as possible.  Priority is given to customers who have been identified as “electro-dependent”, for health reasons.

Electricity tariffs are regulated by the Argentine “ENRE”, based on the Comprehensive Tariff Review (“RTI”) process, which determines tariff charts, their duration and relevant adjustments over time.

In 2006 and during the last Comprehensive Tariff Review in 2017, a series of disputes arose between Edesur and the regulatory body ENRE. This cumulated with the signing of the “Obligation Regularization Agreement” on May 10, 2019.  On September 21, MECON´s Resolution No. 590/21 declared that this agreement is harmful to public interest and ordered the suspension of its administrative procedures with respect to the agreement. MECON also instructed the Litigation Department of Energy to initiate judicial actions to nullify the aforementioned Agreement.

The Resolution does not attribute any breach of the Agreement to Edesur. However, the Agreement is still in force, as it has been signed by the parties’ representatives. Therefore, it is being carried out and is considered to be firm.

Tariff Revisions

On February 1, 2017, the ENRE published Resolution No. 64/2017 in the Argentine Official Gazette, by which the tariff charts resulting from the Comprehensive Tariff Review (RTI) process were approved. However, the Argentine authorities have been postponing and freezing electricity tariffs throughout 2020, and part of 2021, by means of Law No. 27,541 on Social Solidarity and Productive Reactivation. This is due to the economic crises experienced by the country, which have been aggravated by the Covid-19 pandemic.

DNU No. 1,020 recognizes that under Law No. 27,541 there has been a tariff reduction (maintenance of tariffs in an inflationary environment), that was necessary to mitigate the emergency economic situation. At the same time, DNU

No. 1,020 recognizes that a tariff readjustment mechanism must be established to guarantee the normal provision of services. Consequently, this DNU establishes the obligation to start a Comprehensive Tariff Renegotiation Process that results in a Definitive Renegotiation Agreement, in a period less than 2 years.

Until a definitive RTI is reached, under the new scenario according to DNU No. 1,020, the ENRE is authorized to establish transitory tariff readjustments, thus ensuring stability to the provision of services.

On March 21, 20__the ENRE established a new transitory tariff chart by means of Resolution No. 79/2021, which was readjusted by 9% through resolution No. 106, dated April 30, 2021, pending the Comprehensive Tariff Renegotiation Process.

The ENRE approved new tariff charts effective as of August 1, 2021, by Resolutions No. 263/2021 and No. 266/2021. These tariff charts only modify the Stabilized Seasonal Price for Demands Greater than 300 kWh/month under Resolution No. 748/21 of Secretary of Energy (+3.1%, from ARS$ 5,020 to ARS$ 5,176 / kWh), and do not modify the Distribution Added Value perceived by Edesur.

Other regulatory aspects

Due to the health crisis, a series of regulations has been issued to regulate different situations produced by the Covid-19 pandemic. It should be noted that these measures are still in effect thanks to the extension of the state of health emergency until December 31, 2022, by way of Decree 867 of December 24, 2021, which prevents electricity shut-offs for certain customers, agreements to assign Edesur’s pending debts due to service outages between 2017 and 2020 to works to improve the electricity service and status of the network that supplies lower-class neighborhoods with collective meters and other sensitive zones in the concession areas, as mechanisms to repair debts held by distributors with CAMMESA, the temporary suspension of the issuance of Debit Notes and Complementary Liquidations for unrecorded consumption.

In this context, on January 21, 2021, the Ministry of Energy issued Resolution No. 40, establishing a “Special Regime for Obligation Regularization” for debts incurred by distribution companies with CAMMESA arising from energy consumption, power, as well as interest and/or penalties accumulated as of September 30, 2020. This Resolution initiates the regularization process established by Article 87 of Law No. 27,591. On April 28, 2021, the Secretariat of Energy issued Resolution No. 371/2021, which establishes the criteria that must be considered in agreements for the regularization of obligations with the MEM to which the Distribution Agents will adhere. All the above is established within the provisions of Article 87 of Law No. 27,591 on the 2021 National Budget, which establishes a recognition of credits in favor of Distributing Agents for up to five times the average monthly invoicing of the last year or sixty six percent (66%) of the debt accumulated with CAMMESA as of September 30, 2020. Likewise, mechanisms that promote investments in energy efficiency and improvements to the quality of electric power distribution services can be agreed upon and executed. Subsequently, on May 14, 2021, the SE was instructed to carry out a new extension (until May 30, 2021) of the term provided by Article 6 of Resolution S.E. No. 40/2021 within the same framework, and to apply the same treatment of terms and reduced interest rates to debts taken out after September 30, 2020 and until April 30, 2021. Hence, negotiations were upheld regarding the transition regime between the Secretariat, the regulatory bodies and the distribution companies.

b)   Brazil

Structure and regulatory bodies in the Brazilian Electricity System

The legislation in Brazil allows the participation of private equity in the electricity sector, upholds free competition among companies in electricity generation and transmission, and defines criteria to avoid certain levels of economic concentration and/or market practices that may cause a decline in free competition.

The main electricity regulatory entity in Brazil is the National Electric Energy Agency (“ANEEL”). Its role includes auditing concessions and authorizations for the generation, transmission and distribution of electric power, the promulgation of the sectorial regulatory framework, the regulation of use of primary electrical resources, including the use of hydroelectric resources, and the establishment of bidding processes under the supervision of the Ministry of Mines and Energy (“MME”), among other responsibilities.

Brazil’s National Interconnected System (“SIN”) is made up of four large subsystems: South, Southeast/Central-West (which is the largest in the country in terms of demand, as it serves the region with the largest population and industrial production), North and Northeast.

The National Electric System Operator (“ONS”) was created in 1998 and is the entity that is responsible for the coordination and supervision of the “SIN” electric power generation and transmission facilities.

The Electric Power Trading Chamber (“CCEE”) operates the electricity purchase and sales market in Brazil through carrying out the financial settlement of the market, which includes contracts negotiated in the free and regulated market.

Electric Power Generation

The electric power generation sector is organized on a competitive basis. Independent electricity producers execute Power Purchase Agreements (“PPAs”) with regulated distributors through centralized energy auctions and non-regulated marketers or customers through bilateral contracts. In both the regulated and non-regulated markets, differences between production and sales (demand) are traded in the short term or in cash at the “Settlement Price for Differences” (“PLD”). Although a generator can sell its electricity in the regulated or unregulated market, all contracts must be registered with the CCEE.

Sales to the regulated market must be made through auctions, which seek to organize the existing electric power generation capacity and future projects. Prices differ according to the type of technology used and the deadlines agreed on.

Currently, Enel Green Power Brazil is building 692 MW of installed capacity from solar (São Gonçalo III) and wind projects (Lagoa dos Ventos III, Morro do Chapéu Sul II, Fontes dos Ventos II, Cumaru e Aroeira). These clean energies were essentially traded on the free market.

There is also a mechanism called the Electricity Relocation Mechanism (“MRE”) used by hydroelectric generators to reallocate the hydrological risk by compensating differences between the established production capacity of a hydrological plant and its actual production.

On November 30, 2021, the Electricity Regulator (ANEEL) passed the new regulations for Hybrid Power Plants (REN 954/2021) as of January 2022. The rule, which establishes requirements and procedures to obtain the necessary authorizations, will allow for a complementary exchange in connection from different generation sources in order to optimize system transmission.

A new Decree establishes that the Regulator will grant the authorization of electric power plants for protocols performed up to March 3, 2022, with no need for a specific document issued by the system operator (access information). This document indicates the viability, or unviability, of network connection in relation to the generation capacity margin. Moreover, the Decree foresees the possibility of the Regulator and Ministry carrying out a competitive bid process with respect to generation margin capacity to access the national interconnected system.

Electric Power Transmission

The electricity transmission sector operates under public/private monopoly conditions with concession contracts granted through bids. The ANEEL sets the annual revenues of all electricity transmission companies operating in Brazil. Transmission revenue considers a fixed tariff for the availability of transmission assets, which does not depend on the amount of electricity that flows through the transmission lines. The transmission network comprises any transmission asset that operates above 138 kV.

On June 19, 2020, the Ministry of Mining and Energy published ordinance No. 255, which officially designates Enel CIEN to continue operating the Garabi 1 facilities until a new operator is designated through the bid process, which will probably start in August 2022. Until that date, Enel CIEN will receive annual revenue (RAP) calculated according to the current criteria and methodology.

Electric Power Distribution

Distribution is a public service that operates under the conditions of natural monopoly. The companies authorized to distribute electricity have been granted a concession to operate in a geographically defined concession area. Electricity concession holders must acquire electric power from the regulated market.

These regulatory mechanisms ensure the creation of regulatory assets/liabilities, whose tariff adjustment for possible deficits will be made from in the subsequent tariff adjustments that will occur in 2023 (March 15 for Enel Distribución Río S.A. (formerly Ampla), April 22 for Enel Distribución Ceará S.A. (formerly Coelce), July 4 for Enel Distribución São Paulo (formerly Eletropaulo) and October 22 for Enel Distribución Goiás). This mechanism has existed since 2001, and is called the Securities Compensation Account - Part A (CVA in its Portuguese acronym) which is aimed at maintaining consistent operating margins for the dealer by allowing tariff revenue from costs of Part A.

The final tariff revisions of Enel distributors were performed in 2018 (Enel Distribución Río and Enel Distribución Goiás) and 2019 (Enel Distribución Ceará and Enel Distribución São Paulo). The Enel distributors’ next revisions will be performed in 2023.

The latest tariff modifications are summarized as follows:

Average gain setting
Rate adjustment
Company	date	High voltage	Low voltage
Enel Distribución Rio	March 2021	+10.38%	+4.63%
Enel Distribución Ceará	April 2021	+10.21%	+8.54%
Enel Distribución Sao Paulo	June 2021	+3.67%	+11.38%
Enel Distribución Goias	October 2020	+14.21%	+17.32%

In January 2015, based on the mismatches between the costs recognized in tariffs and actual costs other than those related to operations of distribution entities, ANEEL began the application of a Pricing System known as “Tariffs Flags” of additional monthly charges over the tariff to the customers, provided that the marginal cost of the system is higher than the regulatory standard.

The Tariff Flags System is comprised of three levels of colored flags: Red, Yellow and Green.

On August 31, 2021, the Ministry of Mines and Energy (“MME”) determined, through CREG Resolution No. 3/2021, that the National Electric Power Agency (“ANEEL”) implement the Flag Fee for Water Scarcity in the amount of BRL 142.00 / MWh (US $ 26.28 / MWh), effective from September 2021 to April 2022, for captive customers except low-income customers

For low-income customers, ANEEL ratified a level 2 red flag for the months of September and October 2021, yellow for November 2021, and green from December 2021, due to the improvement in the Brazilian water system.

In conclusion, under this tariff system the generation cost that is currently transferred to the customer only once a year (when the annual tariff adjustment is performed), will have a variation on a monthly basis and the customer will be able to better manage its electricity consumption.

Other regulatory aspects

Due to the adverse hydrological conditions that Brazil has been experiencing as a result of the lack of rainfall, several measures are being adopted, such as:

MME Resolution No. 22/2021 establishes guidelines for the Voluntary Electric Power Demand Reduction Offer for free consumers, which is effective until April 30, 2022. Free consumers and Aggregators may offer products with a minimum volume of 5MW per hour for a reduced consumption of four or seven hours at market prices. Due to the improvement in hydrological conditions, the offers were suspended in November 2021, but considering the validity of the program, the ONS can request new offers at any time.

CREG Resolution No. 2/2021 establishes the Incentive Program for the Voluntary Reduction of Electricity Consumption: rebates will be granted on the bill, starting in January 2022. This program consists of bonuses of BRL 50.00 (US$ 9) per 100kWh that will be granted to customers that reduce their electricity consumption between 10% and 20% during September and December 2021, compared to the same months of 2020.

CNPE Resolution No. 15/2021 allocated BRL 29.8 billion (US $5.5B) to the “CDE” (BRL $5 billion (US $0.9B) in 2022). This allocation is related to the devaluation of Eletrobrás and aims to mitigate its impact on tariffs in 2022.

CREG Resolution No. 4/2021 has determined a simplified competitive procedure for the auction “Contracting Electricity Capacity Reserves in the Southeast/Midwest and South subsystems for the period between 2022 to 2025”. The details regarding the type of technology that will be able to participate in this auction have not yet been defined.

On November 23, 2021, ANEEL approved rules for the evaluation of economic adjustment requests as a result of the impact caused by the pandemic. Additionally, on December 7, 2021, ANEEL passed an updated regulatory recognition methodology for non-technical losses and bad debts, to be applied in the rate revisions to be performed in 2023.

Simplification of network connection terms - connection in 45 days for units with contracted power of up to 140 kVA, in urban areas, and up to 150 meters from the network where there is no need for expansion, reinforcement, or improvement works to the distribution system.

c)   Colombia

Structure and regulatory entities of the Colombian Electricity Market

In 1994, Act 142 or the Public Utility Act (Ley de Servicios Públicos Domiciliarios) and Act 143 or the Electricity Act (Ley Eléctrica) were issued, which established the general criteria and policies regulating the public utility service provision in Colombia, as well as the procedures and mechanisms for its regulation, monitor and oversight.

The Electricity Act make the constitutional approach viable, regulates the generation, transmission, distribution and sale of electricity, creates a market and competitive environment, strengthens the industry and delimit the government intervention. Considering the characteristics of each activity or business, general guidelines were established for the development of the regulatory framework, creation and implementation of the rules that would allow free competition in the power generation and sales industries, while the guidelines for the transmission and distribution industries were aimed to address these activities as monopolies, looking for competitive conditions if possible.

The main institution in the electricity sector is the Ministry Mining and Energy, which through the Mining Energy Planning Unit (Unidad de Planeación Minero Energética, or UPME) develops the national Energy Plan and the Generation and Transmission Expansion Plan. The Energy and Gas Regulatory Commission (Comisión de Regulación de Energía y Gas, or CREG) and the Public Service Superintendency (Superintendencia de Servicios Públicos, or SSPD) regulate and oversee, respectively, the companies in the industry. In addition, the Superintendency of Industry and Commerce is the national authority for free trade protection issues.

The electricity industry operates on the basis of electricity-selling companies and the large consumers are able to buy and sell energy through bilateral contracts or on a short-term energy exchange market, called the “energy exchange” that operates freely according to supply and demand conditions. In addition, there are two mechanisms to promote the expansion of the system: i) auctions of Firm Energy within a “Reliable Charge” scheme and ii) long-term auctions to enhance the Non-conventional Renewable Energy Sources (FRNCE in its Portuguese acronym).

Electric Power Generation

The generation segment is made up of companies that own electricity generation plants. Electricity generators sell their energy and power to the wholesale electricity market (MEM), at a price established by the regulator, or to large clients called free clients through bilateral contracts.

Renewable Energy

In 2014, Law No. 1,715 was enacted, creating a legal framework for the development of non-conventional renewable energies, which established guidelines on the declaration of public utility, tax, tariff and accounting incentives. As part of the regulation, the Ministry of Mining and Energy issued Decree No. 2,469 of 2014, which established the energy policy guidelines for the delivery of self-generation surpluses to promote the growth of a clean energy matrix, auctions have been carried out with the participation and additional benefits for FRNCEs. The benefits include rebates of up to 50% of the total investment and the obligation for marketing agents to acquire a percentage of 10% of this type of electric power.

For its part, the Ministry of Environment and Sustainable Development (MADS in its Portuguese acronym) has been developing the regulatory framework through Terms of Reference with which the characteristics and obligations that must be met by those interested in developing FRNCER projects that require an environmental license are established.

Energy transition act

Law No. 2,099, published on July 10, 2021, aims to modernize current legislation and establish other provisions for energy transition, as well as revitalizing the energy market through the use, development and promotion of non-conventional sources of energy. It also seeks to reactivate the country’s economy and strengthen the electricity and gas supply market in general.

This law addresses issues related to tax benefits for investment in the field of electricity production with non-conventional energy sources and efficient energy management. In addition, it will encourage green and blue hydrogen, streamline procedures to implement infrastructure projects for electric power supply to the public, electric mobility, smart metering and institutional development.

Law No. 2,099 also states that the Ministry of Environment and Sustainable Development (MADS) will establish the environmental requirements that must be met by projects developed with geothermal energy, and it prioritizes environmental licensing (and any modifications) for projects with a startup date that is less than two years ahead, and establishes that connection assets to the SIN will not require “Alternative Environmental Diagnosis (DAAs) in electric power generation projects that decide to share these connection assets according to the terms defined by the applicable regulation of the CREG. In this sense, the MADS, through Resolution No. 1,060 of 2021, establishes the Terms of Reference for the preparation of the Environmental Impact Study (EIA) for the environmental license process for projects using biomass for power generation.

Finally, this Law gives rise to the Clean Production Seal, which the Ministry of Mines and Energy will grant to all companies that only use non-conventional sources of renewable energy in their production processes and also invest in improving energy efficiency.

Electric Power Transmission

Transmission companies that operate transmission lines of at least 220 kV are part of the National Transmission System (SNT). These companies must give access to their networks on equal terms and are authorized to charge a fee for their services. The transmission fee includes a connection charge that covers their facilities’ operating costs and a usage fee.

Electric Power Distribution

Electricity distribution companies are natural, regional monopolies. These companies operate according to tariffs regulated by the CREG, which are based on criteria such as service provision efficiency and quality. Any customer can access the distribution network by paying the connection fee.

Tariff Revisions

CREG is the entity that defines the method by which distribution networks are paid. Distribution charges are reviewed every five years and updated monthly according to the Producer Price Index (“PPI”).

In February 2018, the CREG Regulatory Commission published Resolution No. 15, establishing the definitive Distribution Remuneration Methodology for the new tariff period (2018-2023). Subsequently, on June 24, 2020, the CREG issued Resolution No. 122/2020, which approved the final distribution tariffs that Codensa is authorized to charge.

In short, the Commission determines the distribution tariffs based on the available distribution assets, operating and maintenance expenses and the presentation of investment plans. Remuneration also includes loss absorption mechanisms and incentives for the quality of service. The application of the rate began from the month of July 2020.

In June 2021, the CREG approved the modification of the Codensa Investment Plan by means of Resolution No. 68 of 2021.

In June 2021, the Ministry of Mining issued Resolution No. 40172, which establishes the maximum rate increase to compensate coverage expansions projects, which shall not exceed 1% of the distribution charge.

In June 2021, the Commission published CREG Resolution No. 075 of 2021. The resolution establishes provisions and procedures for the assignment of transport capacity to the national interconnected system (SIN) as requested by the MME under the public policy guidelines for connection established by MME Resolution No. 40311 of 2021.

In July 2021, Law No. 2099 was passed to establish provisions for the energy transition, the dynamization of the energy market, reactivation of the national economy, and others. It addresses topics related to tax benefits for investment in the field of energy production using non-conventional sources and efficient energy management, the promotion of green and blue hydrogen, rationalization of proceedings in the execution of infrastructure projects for the provision of public electricity services, e-mobility, and smart and institutional measurement.

At the end of August 2021, the CREG presented two regulatory proposals to agents that look to make modifications to the Reliability Charge system. On the one hand, Resolution No. 132 of 2021 is under discussion, which proposes the definition of an option to assign Firm Energy Obligations to existing plants supported by natural gas. On the other hand, the Commission published Resolution No. 133 of 2021, which proposes a competitive scheme for the assignment of Firm Energy Obligations to existing plants. These proposals were still under discussion at the close of 2021.

In September 2021, the Ministry of Mining and Energy published the Registry with the roadmap actions for the energy transformation mission.

In November 2021, the Commission issued CREG Resolution No. 148 of 2021, which established the connection and operation of solar and wind power plants in the SDL, with net effective capacity or maximum declared power equal or greater than 5 MW.

In November 2021, the Commission issued CREG Resolution No. 174 of 2021, which regulated operational and commercial aspects to allow for the integration of small-scale self-generation and distributed generation to the National Interconnected System (SIN). It also regulates aspects of the connection procedure for large-scale self-generators with a maximum declared power of less than 5 MW and totally repealed CREG Resolution No. 030 of 2018 on this topic.

In December 2021, the Energy and Gas Regulation Commission issued CREG Resolution No. 215 of 2021, modifying the return rate for electricity distribution activities, and passed by CREG Resolution No. 016 of 2018, which shall be 12.09% starting in 2022.

In December 2021, the Energy Mining Planning Unit (UPME in its Spanish acronym) published Resolution No. 528 of 2021 to establish the procedures for requesting connection to the National Interconnected System (SIN) and provisions on the assignment of transport capacity to class 1 projects and how to define general parameters for the One-Stop Window.

In December 2021, through Resolution No. 647 of 2021, the National Spectrum Agency (ANE in its Spanish acronym) updated the National Table of Frequency Band Attribution, adding the frequency band of 169 MHz for the implementation of telemetric communications, wireless remote control, and the implementation of advanced measurement infrastructure networks.

d)Costa Rica

Structure and regulatory bodies of the Costa Rican Electricity System

The activities of generation, transmission, distribution, and marketing of electricity are classified by Law No. 7,593 as public services, therefore, the participation of different agents in this sector is highly concentrated in the State. In Costa Rica, there are eight electricity distribution companies, two of which belong to the State and account for three-quarters of demand, another two are municipal companies and the remaining four are cooperatives. The participation of private entities (other than cooperatives) only occurs at the level of electricity generation, which is regulated by Laws No. 7,200 and 7,508.

The Ministry of the Environment and Energy (MINAE in its Spanish acronym) is in charge of preparing and coordinating public policies and programs related to the environmental and energy sectors, particularly the electricity sector, which is in charge of the Energy Subsector Planning Secretariat (SEPSE in its Spanish acronym). The SEPSE is the entity in charge of establishing and promoting national energy planning, through policies and strategic actions that guarantee the timely supply and quality of energy, thus contributing to the sustainable development of the country. Acording to Law No. 7,593, the Public Service Regulatory Authority (ARESEP in its Spanish acronym) is responsible for regulating and overseeing the quality and price of public electricity services. Law No. 7,593 grants ARESEP sufficient powers to exercise the regulation of public services provided in the country, including electricity supply for the generation, transmission, distribution, and marketing phases. The Costa Rican Electricity Institute (ICE in its Spanish acronym) is a State company that provides electricity generation, transmission, and distribution services. It is the largest electricity generator in the country and is the sole purchaser of the energy generated by private generating companies under Laws No. 7,200 and 7,508. According to its foundational Law (No. 449 of April 8, 1949), the ICE is responsible for satisfying the domestic demand for electricity. For this reason, it has the largest capacity among the country’s generating plants, mainly of a hydrological nature. In addition, the National Center for Energy Control (CENCE in its Spanish acronym) is dependent on the ICE to fulfill its responsibility for dispatching all the electricity generated for national consumption. Lastly, the ICE, the generating companies under Laws Nos. 7,200, 7,508 and 8,345 and any distribution companies that have their own generation capacity are obligated to provide the System Operator with the required information regarding their generation plants that have a capacity equal to or greater than 5 MW.

Generating Segment

As mentioned above, the State company “Costa Rican Electricity Institute” (ICE) is the largest generator in the country and the only purchaser of the energy that is produced. To date, only rural electrification cooperatives and municipal companies can sell the energy they generate directly to customers in their concession area, as provided in Law No. 8,345.

Law No. 7,200, authorizes the private generation of electricity in Costa Rica by plants with up to 20 MW of installed capacity, as well as from hydroelectric and unconventional sources. In addition, this law establishes that it is not permitted for private electricity generation projects to exceed 15% of the total power plants that comprise the National Electric System. As an additional requirement, at least 35% of the total stock capital of any private company that wishes to generate electricity to sell to the ICE must be owned by Costa Rican citizens.

However, a second regime of private participation in electricity generation was created by Law No. 7,508, which corresponds to the second chapter of Law No. 7,200. Through a regime of “Building, Operation and Transfer” (BOT), (granted by means of a public tender), the ICE can buy up to 15% of the energy in addition to that which is authorized by Law No. 7,200, thereby amounting to 30% of the national installed capacity. The process for negotiating electric power purchase and sales contracts with private generators is carried out through the Investment Strategies Process of the National Center for Electricity Planning (CENPE in its Spanish acronym), which is dependent on the ICE. As ICE is the price setter and the only purchaser of electricity, there is no spot market or free clients.

ICE’s tariffs and its Generation System are governed by Law No. 7,593, which establishes that the tariffs (established by the ARESEP) will be based on the principle of “service at cost”, which consists of calculating an average accounting cost, to which a "development revenue” profit is added. The ICE is required to submit at least one tariff study per year, including a detailed justification for each of the items mentioned above.

Incentives for the generation of electricity with non-conventional, renewable sources

Costa Rican legislation only authorizes the private generation of electricity based on renewable energy sources, such as hydroelectric, wind, solar and biomass. The ICE is the largest generator in the country and has a very defined policy regarding the country’s electricity planning, which must seek the maximum use of renewable resources, especially hydroelectric, as stated in article No. 1 of its creation Law.

Transmission Segment

The electricity transmission system is a natural monopoly. The administration of this system is carried out by ICE, in accordance with the expansion programs of electricity generation and distribution companies. Electricity transmission is the responsibility of the Electricity Business and Production Strategic Unit (UENPE in its Spanish acronym), which is dependent on the ICE. The electricity transmission network operates at two main voltage levels. The most important is the 230 kV, due to its location, which allows the transportation of large amounts of energy from the north of the country and from the Atlantic. The other transmission level (138 kV), is located in the central zone of the country, in the shape of a ring.

Distribution Segment

The role of the distribution companies is to operate as the sole seller of energy in their assigned service area as intermediaries. The purchase cost of the energy that the distributors acquire from the Generation System is transferred to the tariffs charged by the Distribution System. Since 2013, a methodology has been applied to recognize the impact of fuels on tariffs on a quarterly basis. The generation rate is adjusted beforehand to avoid duplicating this impact. This transfer to tariffs does not trigger any economic losses or financial risks on distribution companies, as the cost of generating electricity is already included in the distribution tariffs, under the regulatory principle of “Service at Cost”.

e)Guatemala

Structure and regulatory bodies of the Guatemalan Electricity System

The Guatemalan electricity market is operated by public and private institutions. At the public level, the Ministry of Energy and Mines (MEM) dictates the National Energy Policy, the Generation and Transmission Expansion Plans and applies the General Electricity Law (LGE in its Spanish acronym). This sector’s regulatory body is the National Electric Energy Commission (CNEE in its Spanish acronym), which enforces the law and imposes sanctions, ensures compliance by awardees and concessionaires, protects users, establishes regulated tariffs, settles disputes and issues technical standards, among other responsibilities.

The system operator and market administrator act as a private non-profit company called the Wholesale Market Administrator (AMM in its Spanish acronym), by means of their Rules and Regulations. The AMM consists of electricity generators, transmitters, distributors, traders, importers, exporters and large users.

The LGE states that the Guatemalan electricity market comprises a regulated market (distributors and users that do not meet the minimum electric power demands established by the MEM) and the wholesale market (MM). Transmission and distribution tariffs are subject to regulation by the CNEE.

In 1996, the energy industries were divided. The General Electricity Law established a separation of activities in the electricity sector and determined that generation, transmission, and distribution should be carried out by different companies. Transmission and distribution are regulated activities, in which both private and public companies may participate. To that end, concessions are granted by public tender. On the other hand, generation and commercialization of electric power has been opened up to free competition.

The electric power system consists of the National Electric System (SEN), which comprises the National Interconnected System (SNI) and some isolated systems. The operation of the SNI and all its assets is one of the responsibilities of the Wholesale Market Administrator (AMM), which is governed by the Commercial Coordination Standards and the Operating Coordination Standards. These standards include a set of provisions and procedures aimed at guaranteeing the operational coordination of the National Interconnected System (SNI), to ensure the best supply at a minimal cost, seeking to maintain the continuity and quality of the service. These standards must be approved by the National Electric Power Commission (CNEE).

Generating Segment

Generators can make direct sales to traders or Large Users. Large Users are customers whose demands exceed 100 kW, who can become free customers by voluntarily agreeing on tariffs with the Company. Another source of revenue from the sale of electricity is the wholesale market, which is governed by the rules issued by the Wholesale Market Administrator (AMM).

Two products are traded in the Wholesale Market: Power (monthly billing) and Energy (hourly billing). This is a cost market, therefore, the assessment of the products that are traded is made according to the Variable Cost of Generation (CVG) model declared by the generating companies that are connected to the SNI. The Wholesale Market has the following operating rules:

Firm Demand and Efficient Firm Offer: In the Wholesale Market, consumers must contract their demand for electric power for a one-year term. The AMM calculates the Firm Demand (FD) on an annual basis, which must be met with an Efficient Firm Offer (EFO). The EFO is assigned to generating companies who participate in the Wholesale Market as sellers who satisfy the consumers’ FD. The EFO is determined by the AMM. It is calculated over a period of two years and is based on the actual power contributed to the SNI by each generating plant, as well as the plant’s availability when the request was made during the previous Seasonal Year.

Economic Generation Dispatch: Power generation plants must submit information regularly regarding their CVG. This is used to create a list of merit to cover the SNI’s demand, together with reserves and international commitments

(firm contracts). This market is optimized through an “economic dispatch”, which consists of using the available supply of energy and power to supply the anticipated demand for energy and power in a given period, thereby minimizing total operational costs. The generation dispatch is optimized once every hour. The Energy Opportunity Price (EOP) or spot price is determined by the last power generation plant’s CVG that was required to meet the SNI’s demand and reserves.

Transmission services: These services include the transmission tariff (set by the CNE), which is established in accordance with the Commercial Coordination Rules.

Complementary services: The main complementary services include operating reserves for frequency regulation (primary, secondary, and tertiary), reactive power and voltage control, as well as the Black Start capability.

Forced Generation: This corresponds to any power generation that has been programmed to meet security requirements, service quality, exports, etc. that are outside the “economic dispatch”.

Other charges: These include authorization charges to carry out transactions in the Wholesale Market (AMM fee) and authorization charges for transactions in the REM, mainly corresponding to regional institutions such as EOR and CRIE.

Transmission Segment

The electricity transmission system comprises the main system and the secondary system. The main system includes the national interconnected trunk system, the Guatemala-El Salvador interconnection, the Guatemala-Mexico interconnection, and the interconnection with Central America (SIEPAC). The secondary system consists of the electrical infrastructure used by the generators to supply the main system and the infrastructure that goes from the main system to the distribution centers. Transmission lines essentially operate at four voltage levels: 400 kV, 230 kV, 138 kV and 69 kV.

Distribution Segment

The distribution system consists of distribution infrastructure (distribution lines, substations and networks) that operates at voltages of less than 34.5 kV. The main components of the distribution system are coordinated by the AMM and operated by the distribution companies. The Distribution Added Value (DAV) is the remuneration received by these companies. The DAV corresponds to the average cost of capital and operation of a reference efficient distribution network. The CNEE approves a Tariff Study on the Distribution Added Value (TSDAV) and the corresponding Tariff Sheets of the Non-Social Tariff and the Social Tariff, that will be charged to the end users.

f)Panamá

Structure and regulatory bodies in the Panamanian Electricity System

Law No. 6, dated February 1997, and its amendments, establishes the regulatory and institutional framework for the provision of the public electricity service. This Law states that the activities Transmission, Distribution, Marketing and Generation of electric power regulated. The National Authority of Public Services (ASEP in its Spanish acronym) is the entity in charge of regulating, supervising and ensuring the adequate provision of these public services, thereby guaranteeing that regulated companies and clients and/or end users comply with current legal regulations, as well as exercising their rights and fulfilling their obligations.

In Panama, the transmission of high voltage electricity is carried out by Empresa de Distribución Eléctrica, S.A. (ETESA), from the delivery point by the generators to the reception point by the distribution companies or Large Customers, as appropriate. ETESA coordinates operations and transactions that take place between participants of the Wholesale Electricity Market through the National Dispatch Center (CND in its Spanish acronym), which acts as an Operator of the National Interconnected System (SIN) and Administrator of the Wholesale Electricity Market. In addition, ETESA manages the power and energy purchases for the distribution companies’ end customers.

Distribution companies must be fully contracted two years in advance. Minimum contracting percentages are established gradually.

In order for the Panamanian electricity market to function correctly, there are Commercial and Operational Rules that all market participants must comply with.

Generating Segment

Producing participants include generators, self-generators and co-generators that are operating in the Republic of Panama. There are several options in order to participate in the Panamanian electricity market:

●	Short-term or spot market

The “Occasional Market” is the place where short-term, hourly energy transactions are carried out. These transactions allow the trading of surpluses and shortages arising from differences between contractual commitments and actual consumption and generation. The Spot Price or Marginal Cost of the System (MCS) corresponds to the variable cost of the last energy unit to be dispatched in order to meet the system’s demand without transmission restrictions. The Marginal Cost of the System (MCS) includes:

a)	The Variable Cost of operations for heat generation, as defined in the Operating Regulations and declared by each generating agent. Thermal variable costs depend on the prices of fuel, transportation, operations, and maintenance. This Variable Cost is audited by the CND.
b)	The value of water for hydroelectric dams, calculated by the CND in accordance with the Commercial Rules and the technical and operational rules of the Operating Regulations, as well as detailed methodologies. The value of water depends on a stochastic analysis carried out by each operator. To this end, all the variables of the system are taken into account, such as flow projection, plant maintenance and transmission networks, etc.
c)	The price offered for imports in interconnection. In the case of contracts, this will be declared by the National Participant to the CND. In the case of used imports, this will be reported by the Regional Operator Entity (ROE).
d)	The price offered by auto-generators and co-generators that sell electric power surpluses.

●	Contract Market

Power and/or energy contracts are regulated by the ASEP through the Purchase Rules approved by AN Resolution No. 991-Elec, dated July 11, 2007, and its amendments. Only power, energy, or power and energy commitments may be agreed upon through supply contracts.

●	Generation market for free customers

In Panama, a “Significant Customer” is a private individual or legal entity whose demand exceeds 100 kW per site. Power and energy acquisitions by significant customers can be made in the wholesale electricity market (in the case of a significant qualified customer) or from distributors. As of July 2014, significant, qualified customers have the option of freely negotiating the supply of energy with a Generating Agent or buying energy in the Occasional Market, while power must be acquired from a distribution company at the approved tariff.

Incentives for the generation of electricity with non-conventional, renewable source

Legal incentives have been established to encourage small electricity power plants that use unconventional, renewable and/or clean sources. These incentives include the exemption from distribution and transmission charges in the case of small hydroelectric plants, geo-thermoelectric plants and plants using other non-conventional, renewable energy sources with a capacity of less than 10 MW, selling energy directly or in the occasional market. In addition, plants that have a capacity of between 10 and 20 MW only pay half of the distribution and transmission charges and benefit from additional tax incentives such as the exemption or reduction of import tariffs and the Tax on the Transfer of Movable Property and Provision of Services, and the Income Tax.

Transmission Segment

The electricity transmission system mainly comprises 230kW and 115 kW transmission lines. According to Law No. 6 dated February 3, 1997, the provision of the high-voltage electric power transmission service in a non-discriminatory, continuous, regular, and efficient manner is the responsibility of ETESA. This company is governed by rules that are applicable to public limited companies under private law, but its stock capital is 100% owned by the State of Panama.

Distribution Segment

The electricity distribution service includes transporting electricity through the distribution networks, as well as delivering and marketing energy to end customers. Distribution is a monopolistic activity and therefore, it is regulated. Electricity sales to end customers are remunerated with regulated tariffs.

The added value of distribution consists of the following costs: distribution system administration, operation and maintenance, a reasonable rate of return on investments, and a compensation for distribution assets and their depreciation.

g)  Peru

Structure and regulatory bodies in the Peruvian Electricity System

The main laws that regulate the Peruvian electricity market are the Electricity Concession Law (Law No. 25,844), its regulations and the Law ensuring the Efficient Development of Electricity Generation (Law No. 28,832).

Law No. 25,844, the Electricity Concession Law, indicates that the Peruvian electricity sector is divided into three large segments: generation, transmission and distribution, such that no more than one activity can be developed by the same company. The Peruvian electricity system is known as the National Interconnected Electricity System (SEIN), in addition to some isolated electricity systems.

Electricity Generation

The generation companies’ operations is subject to the provisions and policies of the Economic Operations Committee for the National Interconnected System (COES SINAC) for the purpose of coordinating their operations at minimum cost, guaranteeing the secure, reliability and continuity supply of electricity and best use of energy resources.

The sale of energy by generators to distributors for the purpose of the public supply of electricity, shall be performed through bids or bilateral contracts (with a regulated maximum price set by the Peruvian electricity regulator, the OSINERGMIN - bar rate). The bid mechanism has the purpose of establishing a system that promotes investments in new generation capacity through long-term electricity supply contracts and firm rates with distribution companies. On the other hand, generators can contract directly with free customers, with whom they agree on energy sales prices.

Renewable Energy

Legislative Decree No. 1,002 created a promotional regime for non-conventional renewable energy sources (“RER”) through auctions to develop specific technologies that seek to cover up to 5% of the national energy demand with a guaranteed income mechanism paid by customers through a tariff charged in the connection fee.

Transmission Segment

Electricity transmission consists of transmission lines, substations, and equipment for the transportation of electricity from the generating plants to the consumption or distribution centers. In Peru, electricity transmission includes all lines and substations with a capacity that is greater than 60 kV.

The transmission activity is carried out in the Main Transmission System and the Secondary Transmission System regulated by the provisions of the Electricity Concession Law. It also includes the Guaranteed Transmission System and the Complementary Transmission System, as established in the Law Ensuring the Efficient Development of Electricity Generation. The Peruvian transmission system is overseen by the regulator "OSINERGMIN".

Distribution Segment

The electricity distribution activity is subject to a regulated tariff and a concession to operate within a geographic zone.

In Peru, the process for the determination of the distribution rate is carried out every 4 years, and is called “Value Added Distribution Fixation” (“VAD”). Exceptionally, the last process lasted 5 years, since one year was required to implement the last reforms approved by Legislative Decree No. 1,221.

It should be noted that the Peruvian regulation follows the regulatory scheme of an efficient model company, so that in each tariff period the efficient investment costs are established, as well as the standard operation and maintenance costs that will be recognized to each distribution company under the parameters and criteria defined by the OSINERGMIN (regulatory body). An “efficient business” model has been created to establish the distribution tariff. Based on this model, individual tariffs are determined for each distribution company that has more than 50,000 customers.

The current tariff chart corresponds to the 2018-2022 period.

h)Regional Electricity Market (REM) for Central American Companies

The Central American Electricity Market includes two essential elements:

The creation and implementation of the Regional Electricity Market (the REM), which is a supranational wholesale market that serves as the basis for investment in the integrated electricity transmission system; and

The development and construction of the first regional transmission system. This system delivers the physical assets for the operation of the REM.

The regulation of the REM is contained in a series of legal and administrative instruments, including the Central American Electricity Market Framework Treaty and its Protocols; the Regulation of the Regional Electricity Market (“RREM”) and the Normative Resolutions of the Regional Electric Interconnection Commission (“REIC”). These instruments define the operating principles for the REM and establish: (i) the creation of the “REIC”, as the entity that is responsible for regulating commercial relations between public and private agents that are connected to the regional electricity system, and setting the remuneration and pricing mechanisms of the exchange and transportation of energy, among other functions; (ii) the creation of the Regional Operator Entity (“ROE”) which is in charge of coordinating the technical and commercial operation of energy exchanges between the agents of the Central American countries in its capacity as operator and administrator of the system and the regional electricity market; and (iii) the creation of the

Regional Electricity Market Directive Council (“REMDC”), which is a political entity that is responsible for promoting the development of the REM and facilitating compliance with the objectives of the Central American Electricity Market Framework Treaty and its Protocols, as well as coordinating relations with the other regional stakeholders.

These regulations have defined the REM as a regional wholesale electricity market whose organization and operation are based on the following principles:

-	Its commercial electricity transactions may arise from: i) occasional transactions resulting from a specific offer, and ii) contracts between market agents.
-	With the exception of transmitters, Market agents can buy and sell electricity freely, thereby guaranteeing the free transit of electricity through the networks of the REM member countries.
-	Market agents can install generation plants in any of the REM member countries for trade and access to regional transmission networks (except for Costa Rica, which only recognizes the Costa Rican Electricity Institute as agent).
-	Although the REM is a market with its own rules (independent from those of the national markets in the member countries), its operations are carried out through the infrastructure of the Regional Transmission Network (“RTN”), which includes the national networks.
-	REM electricity transactions are carried out in two types of market:

Regional Contracts Market: This market comprises all the contracts for the injection and withdrawal of electricity in the REM that agents have entered into. Depending on their supply priority, these contracts can be Firm Contracts or Non-Firm Physical-Flexible Contracts (“NFPFC”). Firm Contracts entail being a holder of Firm Transmission Rights (“FTR”). These FTR assign their holder the right (but not the obligation) to inject power into a node and to withdraw it in another node of the RTN during a valid period. These rights will essentially depend on the operational capacity of the regional transmission network, for which monthly and annual auctions are held where Agents registered in the Regional Electricity Market can bid to acquire them.

The Minimum Prices for the acquisition of FTR are set by the ROE, according to the current methodology. In cases where two or more FTR offers have the same RTN injection and withdrawal nodes, the rights will be assigned according to the established optimization model.

When FTR are not available, electricity transactions can still be made through Non-Firm Physical-Flexible Contracts (“NFPFC”), which are subject to Variable Transmission Costs resulting from network congestion.

The Regional Contract Market provides agents with instruments that allow them to manage energy supply and price risks in the REM and enables long-term investments in regional infrastructure. In addition, agents are free to set prices and other contractual conditions.

Regional Opportunity Market: This is a short-term market based on daily offers of electricity injection and withdrawal in the enabled nodes of the RTN during a “Market Period” (which lasts one hour). The Regional Opportunity Market includes specific transactions that are scheduled one day in advance, as well as transactions that occur as a result of real-time deviations of scheduled electricity injections and withdrawals in each Market Period.

Electrical Interconnection System for Central American Countries (“EISCAC”): The Electrical Interconnection System for Central American countries consists of 230 kW infrastructure through 1,800-kilometer transmission lines that cross Guatemala, El Salvador, Honduras, Nicaragua, Costa Rica and Panama, with a total transmission capacity of 300 MW. The EISCAC has been developed by the Network Owner Company ("NOC"), a company whose main shareholders are the state electricity companies of each of the MEM countries and some minority private interests.

ii.Limits on integration and concentration

In general, every country has legislation for the defense of free competition, which, together with the specific regulations on the electricity market, define criteria to avoid excessive levels of economic concentration and/or abusive market practices. However, this is not the case in Costa Rica, where electricity generation, transmission and distribution are concentrated in State-owned companies, with a very limited space for private companies in the generation sector. This is subject to restrictions such as the fact that they cannot exceed 15% of the total generation capacity and 35% of the property of these private companies must remain in Costa Rican hands.

In principle, the regulators allow the participation of companies in different activities (e.g. generation, distribution, and commercialization) as long as there is an adequate separation of each activity, for both accounting and company purposes. Nevertheless, most of the restrictions imposed involve the transmission sector mainly due to its nature and to the need to guarantee adequate access to all agents. In Argentina and Colombia, there are specific restrictions if generation or distribution companies want to become majority shareholders in transmission companies. In the case of centre america, to the strong estatal concentration of Costa Rica is added the also concentrated transmision activity in Panama.

Regarding concentration in a specific sector, in Argentina, there are no specific limits that affect the vertical or horizontal integration of a company. In Peru, integration is subject to the authorization of the Instituto Nacional de Defensa de la Competencia y Protección de la Propiedad Intelectual (“INDECOPI”), an antitrust authority that is able to establish commercial conduct. In Colombia, no company may have a direct or indirect market share of over 25% in electricity sale activities. In May 2019, Law No.1,955 of the National Development indicates that in order to ensure the sustainability of the provision of the service on the Caribbean Coast, the limits on the participation in the commercialization activity may be higher, than the current regulatory limit by possibly as much as 10 additional percentage points.

One of these relates to participation limits depending on market concentration (HHI) and the size of the players according to their Firm Energy, and the other relates to pivotally conditions in the market depending on the availability of resources to meet system demand. In addition, Colombian companies created after the Public Service Law was enacted in 1994 can only engage in activities that complement generation/sales and distribution/sales. Finally, in Brazil, with the changes taking place in the power industry under Law No. 10,848/2004 and Decree No. 5,163/2004, the ANEEL gradually perfected regulations, eliminating concentration limits as no longer compatible with the prevailing regulatory environment. However, regulatory approval is required for consolidations or mergers to take place between players operating within the same business segment.

iii.Unregulated customers market

In all of the countries where the Group operates, distributing companies can supply their customers under regulated or freely-agreed conditions. The supply limitations imposed on the unregulated market are as follows:

Country	kW threshold
Argentina	>30 kW
Brazil	>2,000 kW or >500 kW (1)
Colombia	>100 kW or 55 MWh/month
Costa Rica	Not applicable (2)
Guatemala	>100 kW
Panamá	>100 kW
Peru	>200 kW (3)

(1) The > 500 kW limit is applied if energy from renewable sources is purchased, which is encouraged by the government through a toll discount.

(2) In Costa Rica there is only one electricity purchaser, which is the ICE, therefore, there is no concept of a free customer.

(3) D.S. 018-2016-EM established that:

•The demand of customers that can opt between the regulated and free market (those with demand from 200 to 2,500 kW) is measured at each point of supply.

•Customers whose demand at each point of supply is greater than 2,500 kW are necessarily free customers.